Offerings - Offering: 1	Sep. 25, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	35,488,875
Proposed Maximum Offering Price per Unit | $ / shares	8.432
Maximum Aggregate Offering Price	$ 299,242,194
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,325.35
Offering Note

(1)
Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). Payment of the registration fee at the time of filing of the Registrant’s registration statement on Form F-3ASR (File No. 333-287637) on March 7, 2025 was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith with respect to this offering.

(2)
Proposed Maximum Offering Price Per Unit is estimated for the purpose of calculating the registration fee and is based upon the closing exchange rate of $0.1054 to NOK 1.00 on September 24, 2026, as quoted on Bloomberg.